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                  MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
                               1295 State Street
                     Springfield, Massachusetts 01111-0001


                                  May 6, 1999

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 5th Street, NW
Washington, DC 20549

     RE:  MML Series Investment Fund (the "Trust") (file nos. 2-39334 and 811-
          2224); Prospectuses

Dear Sir or Madam:

Pursuant to Rule 497 (j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and statement of additional information for the Trust does not differ from that contained in Post-Effective Amendment No.42 to the Trust's registration statement under the Securities Act of 1933 and Amendment No. 27 to the Trust's registration statement under the Investment Company Act of 1940 on Form N-1A (the "Amendment"). This Amendment was filed electronically on April 29, 1999. Please note that the Trust will also be using other forms of prospectuses, filed via EDGAR pursuant to Rule 497(c).

If you have any questions concerning the foregoing, please call the undersigned at (413) 744-8442.


Very truly yours,


/s/ Jaqueline M. Hummel
Jaqueline M. Hummel
Counsel